As filed with the Securities and Exchange Commission on June 8, 1998

                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 63

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 65

                                   FORUM FUNDS
                         (Formerly "Forum Funds, Inc.")

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Leslie K. Klenk, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C. 20005

         It is proposed that this filing will become effective:

[X]      immediately  upon  filing  pursuant  to Rule  485,  paragraph  (b)
[ ]      on [ ] pursuant to Rule 485,  paragraph  (b)
[ ]      60 days after filing  pursuant to Rule 485,  paragraph (a)(1)
[ ]      on [ ] pursuant to Rule 485,  paragraph (a)(1)
[ ]      75 days after filing pursuant to Rule 485,  paragraph (a)(2)
[ ]      on [ ] pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS REFERENCE SHEET
                          (As required by Rule 481(a))

            (Prospectus offering shares of Polaris Global Value Fund)

                                     PART A


Form N-1A
---------
Item No.
---------

                                                                 Location in Prospectus
                                                                 ----------------------
Item 1.             Cover Page                                   Cover Page

Item 2.             Synopsis                                     Prospectus Summary

Item 3.             Condensed Financial Information              Not Applicable

Item 4.             General Description of Registrant            Prospectus Summary; Investment Objective,
                                                                 Policies and Risk; Other Information

Item 5.             Management of the Fund                       Prospectus Summary; Management

Item 5A.            Management's Discussion of Fund Performance  Not Applicable

Item 6.             Capital Stock and Other Securities           Investment Objective, Policies and Risk;
                                                                 Dividends and Tax Matters; Other Information -
                                                                 The Trust and its Shares

Item 7.             Purchase of Securities Being Offered         Purchases and Redemptions of Shares; Other
                                                                 Information - Determination of Net Asset Value;
                                                                 Management

Item 8.             Redemption or Repurchase                     Purchases and Redemptions of Shares

Item 9.             Pending Legal Proceedings                    Not Applicable


                              CROSS REFERENCE SHEET

                                     PART A
                            (All other Prospectuses)

                          Not Applicable in this Filing

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))

               (SAI offering shares of Polaris Global Value Fund)

                                     PART B

Form N-1A
---------
 Item No.
---------

                                                                 Location in Statement of Additional Information
                                                                 -----------------------------------------------
Item 10.            Cover Page                                   Cover Page

Item 11.            Table of Contents                            Cover Page

Item 12.            General Information and History              Management; Other Matters

Item 13.            Investment Objectives and Other Policies     Investment Policies and Limitations

Item 14.            Management of the Fund                       Management

Item 15.            Control Persons and Principal Holders of     Other Matters
                    Securities

Item 16.            Investment Advisory and Other Services       Management; Other Matters - Counsel and Auditors

Item 17.            Brokerage Allocation and Other Practices     Portfolio Transactions

Item 18.            Capital Stock and Other Securities           Determination of Net Asset Value

Item 19.            Purchase, Redemption and pricing of          Determination of Net Asset Value; Additional
                    Securities Being Offered                     Purchase and Redemption Information

Item 20.            Tax Status                                   Tax Matters

Item 21.            Underwriters                                 Management

Item 22.            Calculation of Performance Data              Performance Data

Item 23.            Financial Statements                         Not Applicable


                              CROSS REFERENCE SHEET

                                     PART B
                                (All other SAIs)

                          Not Applicable in this Filing

                                     PART A

         The Prospectus for Forum Funds (the "Registrant") filed as Part A to Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 2-67052) is incorporated herein by reference. This Prospectus offers shares of Polaris Global Value Fund, a series of the Registrant.

                                     PART B

         The Statement of Additional Information (the "SAI") for Forum Funds (the "Registrant") filed as Part B to Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 2-67052) is incorporated herein by reference. This SAI supplements the Prospectus offering shares of Polaris Global Value Fund, a series of the Registrant.

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial statements

                           Prospectus: Not Applicable

                           Statement of Additional Information: Not Applicable

         (b)      Exhibits


                 (1) Trust Instrument of Registrant dated August 29, 1995 (see Note 1).

                 (2)     By-Laws of Registrant (see note 2).


                 (3)     None.

                 (4) See the following Sections in the Trust Instrument filed as Exhibit 1: Sections 2.04 and 2.06.

                 (5)(a) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (see note
                         3).

                    (b) Investment Advisory Agreement between Registrant and Quadra Capital Partners, L.P. relating to Quadra Value Equity Fund, Quadra International Equity Fund, Quadra Opportunistic Bond Fund and Quadra Restricted Maturity Treasury Fund dated as of December 20, 1996 (see note
                         4).

                    (c) Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and Carl Domino Associates, L.P. relating to Value Equity Fund dated as of October 18, 1996 (see note 4).

                    (d) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (see note
                         3).

                    (e) Investment Advisory Agreement between Registrant and Oak Hall Capital Advisors, Inc. relating to Oak Hall Equity Fund dated as of June 14, 1996 (see note 3).

                    (f) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, Investors High Grade Bond Fund and Investors Growth Fund dated as of January 2, 1998 (see note 5).

                    (g) Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and Smith Asset Management Group, L.P. relating to Quadra Growth Fund dated as of November 1, 1997 (see note 6).

                    (h) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (filed herewith).


                 (6)(a)  Selected  Dealer  Agreement   between  Forum  Financial
                         Services, Inc. and securities brokers (see note 3).

                    (b) Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates (see note
                         3).

                    (c) Distribution Agreement between Registrant and Forum Financial Services, Inc. relating to Quadra Opportunistic Bond Fund, Quadra Limited Maturity Treasury Fund, Quadra International Equity Fund, Quadra Value Equity Fund, Investor Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Daily Assets Cash Fund, Daily Assets Treasury Fund, Oak Hall Equity Fund and Austin Global Equity Fund dated as of June 19, 1997 (see note 3).

                 (7)      None.


                 (8)(a) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Investors Bond Fund TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Equity Index Fund, Small Cap Fund, International Equity Fund, Emerging Markets Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Daily Assets Cash Fund, Daily Assets Treasury Fund, Daily Assets Government Fund, Daily Assets Tax-Exempt Fund, Daily Assets Treasury Obligations Fund, Austin Global Equity Fund, Oak Hall Equity Fund, Quadra Value Equity Fund andQuadra Growth Fund dated May 19, 1998 (see note 3).

                    (b) Custodian Agreement between Registrant and BankBoston N.A.,relating to Daily Assets Treasury Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Cash Fund, Daily Assets Municipal Fund, Investors High Grade Bond Fund,
                         Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Equity Index Fund, Investors Equity Fund, Payson Value Fund, Investors Growth Fund, International Equity Fund, Emerging Markets Fund, Small Company Opportunities Fund, Quadra Limited Maturity Treasury Fun, Quadra Growth Fund, Oak Hall Small Cap Contrarian Fund, Austin Global Equity Fund and Polaris Global Value Fund dated as of May 19, 1998 (see note
                         3).

                    (c) Sub-Transfer Agent Agreement between Forum Financial Corp., Administrative Data Management Corp. and Forum Funds dated December 18, 1995 (see note 3).

                 (9)(a) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Investor Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Equity Index Fund, Small Cap Fund, International Equity Fund, Emerging Markets Fund, Investors Equity Fund, Investors Growth Fund, Daily Assets Cash Fund, Daily Assets Treasury Fund, Daily Assets Government Fund, Daily Assets Tax-Exempt Fund, Daily Assets Treasury Obligations Fund,

                         Austin Global Equity Fund, Oak Hall Equity Fund, Quadra International Equity Fund, Quadra Value Equity Fund, Quadra Opportunistic Bond Fund, Quadra Limited Maturity Treasury Fund and Quadra Growth Fund dated as of June 19, 1997 and amended as of December 5, 1997 (see note
                         3).

                    (b) Shareholder Service Plan of Registrant relating to Quadra Funds dated June 19, 1997, amended September 22, 1997 and Form of Shareholder Service Agreement relating to Quadra Funds (see note 7).

                    (c) Form of Shareholder Service Plan of Registrant dated September 22, 1997 and Form of Shareholder Service Agreement dated ___/____/1997 relating to the Daily Assets Treasury Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Municipal Fund and Daily Assets Treasury Obligations Fund (see note 8).

                 (10) Opinion of Seward & Kissel dated January 5, 1996 (see note 3).

                 (11)    Consent of Independent Auditors (see note 3).


                 (12)    None.


                 (13) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant(see note 3).

                 (14)    Form  of Disclosure  Statement  and Custodial   Account
                         Agreement   applicable    to   individual    retirement
                         accounts (see note 3).

                 (15) Form of Rule 12b-1 Plan adopted by Registrant (see note 3).


                 (16) Schedule of Sample Performance Calculations (see note 10) relating to:

                            Investors High Grade Bond Fund                  Oak Hall Small Cap Contrarian Fund
                            Investors Bond Fund                             Quadra Limited Maturity Treasury Fund
                            TaxSaver Bond Fund                              Quadra Value Equity Fund
                            Maine Municipal Bond Fund                       Quadra Growth Fund
                            New Hampshire Bond Fund                         Quadra International Equity Fund
                            Daily Assets Treasury Obligations Fund          Quadra Opportunistic Bond Fun
                            Daily Assets Government Fund                    Equity Index Fund
                            Daily Assets Government Obligations Fund        Investors Equity Fund
                            Daily Assets Cash Fund                          Investors Growth Fund
                            Daily Assets Municipal Fund                     Small Company Opportunities Fund
                            Payson Value Fund                               International Equity Fund
                            Payson Balanced Fund                            Emerging Markets Fund
                            Austin Global Equity Fund


                 (17)     Not Applicable.


                 (18)     18f-3 plan adopted by Registrant (see note 3).


Other Exhibits:


        Powers of Attorney (see note 1)

---------------

Note     (1)      Exhibit incorporated by reference as filed on PEA No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780.

         (2)      Exhibit incorporated by reference as filed on PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707.


         (3)      Exhibit incorporated by reference as filed on PEA No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307.

         (4)      Exhibit incorporated by reference as filed on PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646.

         (5)      Exhibit incorporated by reference as filed on PEA 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281.

         (6)      Exhibit incorporated by reference as filed on PEA No. 48 via EDGAR on October 31, 1997, accession number 0001004402-97-000152.

         (7)      Exhibit incorporated by reference as filed on PEA No. 49 via EDGAR on November 5, 1997, accession number 0001004402-97-000163.

         (8)      Exhibit incorporated by reference as filed on PEA No. 50 via EDGAR on November 12, 1997, accession no. 0001004402-97-000189.

         (9)      Exhibit incorporated by reference as filed on PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216.

         (10)     Exhibit incorporated by reference as filed on PEA No. 61 via EDGAR on May 8, 1998, accession number 0001004402-98-000295.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

           ------------------------------------------------------------------------- --------------------------------
           Title of Class                                                                Number of Recordholders
                                                                                           as of June 1, 1998
           ------------------------------------------------------------------------- --------------------------------

           ------------------------------------------------------------------------- --------------------------------

           Investors High Grade Bond Fund                                                           2

           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------

           Investors Bond Fund                                                                     59

           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------

           TaxSaver Bond Fund                                                                      41

           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------

           Maine Municipal Bond Fund                                                               387

           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------

           New Hampshire Bond Fund                                                                 76

           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------

           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Daily Assets Treasury Obligations Fund
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
                    Institutional Services                                                          5
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
                    Institutional                                                                   3
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
                    Investor Shares                                                                 1
           ------------------------------------------------------------------------- --------------------------------

           ------------------------------------------------------------------------- --------------------------------
           Title of Class                                                                Number of Recordholders
                                                                                           as of June 1, 1998
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Daily Assets Government Fund
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
                    Institutional Services                                                         98
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
                    Institutional                                                                   1
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
                    Investor Shares                                                                 1
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Daily Assets Government Obligations Fund
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
                    Institutional Services                                                          9
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
                    Institutional                                                                   4
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
                    Investor Shares                                                                 1
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Daily Assets Cash Fund
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
                    Institutional Services                                                         33
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
                    Institutional                                                                   2
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
                    Investor Shares                                                                 1
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Daily Assets Municipal Fund
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
                    Institutional Services                                                          1
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
                    Institutional                                                                   1
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
                    Investor Shares                                                                 1
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Payson Value Fund                                                                       362
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Payson Balanced Fund                                                                    387
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Austin Global Equity Fund                                                               14
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Oak Hall Small Cap Contrarian Fund                                                      164
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Quadra Limited Maturity Treasury Fund                                                    0
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Quadra Value Equity Fund                                                                17
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Quadra Growth Fund                                                                      14
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Quadra International Equity Fund                                                         0
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Quadra Opportunistic Bond Fund                                                           0
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Polaris Global Value Fund                                                               112
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Equity Index Fund                                                                        3
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Investors Equity Fund                                                                    3
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Investors Growth Fund                                                                    3
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Small Company Opportunities Fund                                                         1
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           International Equity Fund                                                                2
           ------------------------------------------------------------------------- --------------------------------
           ------------------------------------------------------------------------- --------------------------------
           Emerging Markets Fund                                                                    2
           ------------------------------------------------------------------------- --------------------------------


ITEM 27.  INDEMNIFICATION

         In  accordance  with Section 3803 of the Delaware  Business  Trust Act,
         Section 5.2 of Registrant's Trust Instrument provides as follows:

         "5.2.    INDEMNIFICATION.

         "(a)  Subject to the  exceptions and  limitations  contained in Section
         (b) below:

                  "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  "(ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         "(b)  No  indemnification  shall be  provided  hereunder  to a  Covered
         Person:

                  "(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                  "(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                           "(A) By the court or other body approving the settlement;

                           "(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                           "(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

         "(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
         (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither
         Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

          "(e)  Conditional  advancing  of  indemnification  monies  under  this
          Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         "(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

         Paragraph 4 of each Investment Advisory Agreement provides in substance as follows:

         "4. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or and to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."


Section 8 of the Distribution Agreement provides:

         (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the

         Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii)  any  act  of,  or   omission   by,   Distributor   or  its  sales
         representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         (a)      Forum Investment Advisors, LLC

                  The description of Forum Investment Advisors, LLC (investment adviser to each of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government
                  Obligations Fund, Daily Assets Cash Fund, Daily Assets Municipal Fund, Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New
                  Hampshire Bond Fund and Investors Growth Fund) in the Prospectuses and Statements of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections which are of a substantial nature.

                           Forum Holdings Corp. I., Member.
                           Forum Trust, LLC., Member.

                  Both Forum Holdings Corp. and Forum Financial Group, LLC are controlled by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is President of Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group of Companies provides services.

                  The following are the officers of Forum Investment Advisors, LLC, including their business connections which are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group of Companies provides services.


           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           William J. Lewis                   Director                             Forum Investment Advisors, LLC.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Sara M. Morris                     Treasurer                            Forum Investment Advisors, LLC.
                                              ------------------------------------ ----------------------------------
                                              Chief Financial Officer              Forum Financial Group, LLC.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Other Forum affiliated companies
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David I. Goldstein                 Secretary                            Forum Investment Advisors, LLC.
                                              ------------------------------------ ----------------------------------
                                              General Counsel                      Forum Financial Group, LLC.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Other Forum affiliated companies
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Dana A. Lukens                     Assistant Secretary                  Forum Investment Advisors, LLC.
                                              ------------------------------------ ----------------------------------
                                              Corporate Counsel                    Forum Financial Group, LLC.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Other Forum affiliated companies
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Margaret J. Fenderson              Assistant Treasurer                  Forum Investment Advisors, LLC.
                                              ------------------------------------ ----------------------------------
                                              Corporate Accounting Manager         Forum Financial Group, LLC.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Other Forum affiliated companies
           ---------------------------------- ------------------------------------ ----------------------------------

         (b)      H.M. Payson & Co.

                  The description of H.M. Payson & Co. in the Prospectuses and Statements of Additional Information, with respect to the Payson Value Fund, Payson Balanced Fund and investors Equity Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections which are of a substantial nature. The address of H.M.Payson & Co.is One Portland Square, Portland, Maine 04101.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Adrian l. Asherman                 Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John C. Downing                    Managing Director, Treasurer         H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           William A. Macleod                 Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Thomas M. Pierce                   Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Peter E. Robbins                   Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------


           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John H. Walker                     Managing Director, President         H.M. Payson & Co.
                                              ------------------------------------ ----------------------------------
                                              Director                             York Holding Company
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             York Insurance Company
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Teresa M. Esposito                 Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John C. Knox                       Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Harold J Dixon                     Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Laura McDill                       Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

         (c)      Austin Investment Management, Inc.

                  The description of Austin Investment Management, Inc. in the Prospectus and Statement of Additional Information with respect to the Austin Global Equity Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following is the director and principal executive officer of Austin Investment Management, Inc. 375 Park Avenue, New York, New York 10152, including his business connections which are of a substantial nature.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Peter Vlachos                      Director, President, Treasurer,      Austin Investment Management Inc.
                                              Secretary
           ---------------------------------- ------------------------------------ ----------------------------------

         (d)      Oak Hall Capital Advisors, LLP

                  The description of Oak Hall Capital Advisors, LLP in the Prospectus and Statement of Additional Information with respect to Oak Hall Small Cap Contrarian Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

                  The following are the directors and principal executive officers of, Oak Hall Capital Advisors, Inc. 122 East 42nd Street, New York, New York 10168, including their business connections which are of a substantial nature.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Alexander G. Anagnos               Director, Portfolio Manager          Oak Hall Capital Advisors, LLP
                                              ------------------------------------ ----------------------------------
                                              Consultant                           American Services Corporation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Financial Advisor                    WR Family Associates
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Lewis G. Cole                      Director                             Oak Hall Capital Advisors, LLP
                                              ------------------------------------ ----------------------------------
                                              Partner                              The Law Firm of Strook, Strook &
                                                                                   Lavan
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John J. Hock                       Executive Vice President             Oak Hall Capital Advisors, LLP
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Charles D. Klein                   Portfolio Manager                    Oak Hall Capital Advisors, LLP
                                              ------------------------------------ ----------------------------------
                                              Director                             American Services Corporation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Financial Advisor                    WR Family Associates
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David P. Steinmann                 Executive Vice President             Oak Hall Capital Advisors, LLP
                                              ------------------------------------ ----------------------------------
                                              Secretary, Treasurer                 American Securities Corporation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Administrator                        WR Family Associates
           ---------------------------------- ------------------------------------ ----------------------------------

         (e)      Carl Domino Associates, L.P.

                  The description of Carl Domino Associates, L.P. in the Prospectus and Statement of Additional Information with respect to the Quadra Value Equity Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of, Carl Domino Associates, L.P., 580 Village Blvd., West Palm Beach, FL 33409 including their business connections which are of a substantial nature.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Carl J. Domino                     Managing Partner, Portfolio Manager  Carl Domino Associates, L.P.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Paul Scoville, Jr.                 Senior Portfolio Manager             Carl Domino Associates, L.P.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Ann Fritts Syring                  Senior Portfolio Manager             Carl Domino Associates, L.P.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John Wagstaff-Callahan             Senior Portfolio Manager             Carl Domino Associates, L.P.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              formerly of Batterymarch
                                                                                   Financial Management
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen Krider Kent, Jr.           Senior Portfolio Manager             Carl Domino Associates, L.P.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Senior Portfolio Manager             formerly of Gamble, Jones
                                                                                   Holbrook & Brent
           ---------------------------------- ------------------------------------ ----------------------------------

         (f)      Smith Asset Management Group, L.P.

                  The description of Smith Asset Management Group, L.P. in the Prospectus and Statement of Additional Information with respect to the Quadra Growth Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of Smith Asset Management Group, L.P., including their business connections which are of a substantial nature.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen Smith                      Chief Investment Officer             Smith Asset Management Group,
                                                                                   L.P.
           ---------------------------------- ------------------------------------ ----------------------------------

         (g)      Norwest Investment Management, Inc.

                  The description of Norwest Investment Management, Inc. ("NIM") in the Prospectus and Statement of Additional Information for Equity Index Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of NIM, including their business connections which are of a substantial nature. The address of Norwest Corporation, the parent of Norwest Bank Minnesota, N.A. ("Norwest Bank"), which is the parent of NIM, is Norwest Center, Sixth Street and Marquette Avenue, Minneapolis, MN 55479. Unless otherwise indicated below, the principal business address of any company with which the directors and principal executive officers are connected is also Sixth Street and Marquette Avenue, Minneapolis, MN 55479.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           P. Jay Kiedrowski                  Chairman, Chief Executive Officer,   Norwest Investment Management,
                                              President                            Inc.
                                              ------------------------------------ ----------------------------------
                                              Executive Vice President, Employee   Norwest Bank Minnesota, N.A.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Crestone Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen P. Gianoli                 Senior Vice President, Chief         Norwest Investment Management,
                                              Executive Officer                    Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Crestone Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David S. Lunt                      Vice President, Senior Portfolio     Norwest Investment Management,
                                              Manager                              Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Richard C. Villars                 Vice President, Senior Portfolio     Norwest Investment Management,
                                              Manager                              Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Lee K. Chase                       Senior Vice President                Norwest Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           James W. Paulsen                   Vice President                       Norwest Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Andrew Owen                        Vice President                       Norwest Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Eileen A. Kuhry                    Investment Compliance Specialist     Norwest Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

         (h)      Schroder Capital Management International Inc.

                  The description of Schroder Capital Management International Inc. ("Schroder") in the Prospectus Statement of Additional Information relating to International Equity Fund and Emerging Markets

                  Fund,  constituting  certain of Parts A and B, respectively,
                  of  this   Registration   Statement,   are  incorporated  by
                  reference herein.

                  The following are the directors and principal officers of Schroder, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 33 Gutter Lane, London EC2V 8AS, United Kingdom. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services international clients located principally in the United States.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David M. Salisbury                 Chief Executive Officer, Director,   SCMI
                                              Chairman
                                              ------------------------------------ ----------------------------------
                                              Chief Executive, Director            Schroder Ltd.
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroders plc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Richard R. Foulkes                 Deputy Chairman/Executive Vice       SCMI
                                              President
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John A. Troiano                    Chief Executive, Director            SCMI
                                              ------------------------------------
                                                                                   ----------------------------------
                                              Director                             Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David Gibson                       Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President                Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John S. Ager                       Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Sharon L. Haugh                    Executive Vice President, Director   SCMI
                                                                                   ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director, Chairman                   Schroder Advisors
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Gavin D. L. Ralston                Senior Vice President, Managing      SCMI
                                              Director
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Mark J. Smith                      Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Robert G. Davy                     Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              of open end investment companies
                                                                                   for which SCMI and/or its
                                                                                   affiliates provide investment
                                                                                   services
           ---------------------------------- ------------------------------------ ----------------------------------
           ---------------------------------- ------------------------------------ ----------------------------------
           Jane P. Lucas                      Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Advisors
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           C. John Govett                     Director                             SCMI
                                              ------------------------------------ ----------------------------------
                                              Group Managing Director              Schroder Ltd.
                                                                                   ----------------------------------
                                              ------------------------------------
                                              Director                             Schroders plc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Phillipa J. Gould                  Senior Vice President, Director      SCMI
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Louise Croset                      First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              First Vice President                 Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Abdallah Nauphal                   Group Vice President, Director       SCMI
           ---------------------------------- ------------------------------------ ----------------------------------

         (i)      Polaris Capital Management, Inc.

                  The description of Polaris Capital Management, Inc. ("Polaris") under the caption "Management Investment Adviser and Portfolio Manager." in the Prospectus for Polaris Global Value Fund and "Management - Investment Adviser and Portfolio Manager" in the Statement of Additional Information relating to that fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal officers of Polaris, including their business connections of a substantial nature. The address of the company is 125 Summer Street, Boston, Massachusetts 02110.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Bernard R. Horn, Jr.               President, Portfolio Manager         Polaris Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

ITEM 29.  PRINCIPAL UNDERWRITERS

         (a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

                   The CRM Funds                          BT Alex. Brown Cash Reserve Fund, Inc
                   The Cutler Trust                       Flag Investors Telephone Fund, Inc.
                   Forum Funds                            Flag Investors International Fund, Inc.
                   Flag Investor Family of Funds          Flag Investors Emerging Growth Fund, Inc.
                   The Glenmede Fund, Inc.                Total Return U.S. Treasury Fund, Inc.
                   The Glenmede Portfolios                Managed Municipal Fund, Inc.
                   Memorial Funds                         Flag Investors Value Builder Fund, Inc.
                   Monarch Funds                          Flag Investors Real Estate Securities Fund, Inc.
                   Norwest Advantage Funds                Flag Investors Equity Partners Fund, Inc.
                   Norwest Select Funds                   Flag Investors Maryland Intermediate Tax-Free Income
                                                          Fund, Inc.
                   Sound Shore Fund, Inc.                 Flag Investors Short-Intermediate Income Fund, Inc.

         (b) The following directors and officers of Forum Financial Services, Inc. hold the following positions with Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

                   --------------------------- ------------------------------- -----------------------------
                   Name                        Position with Underwriter       Position with Registrant
                   --------------------------- ------------------------------- -----------------------------

                   --------------------------- ------------------------------- -----------------------------
                   John Y. Keffer                        President             Chairman, President
                   --------------------------- ------------------------------- -----------------------------

         (c)      Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Financial Corp., Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, BankBoston, 100 Federal Street, Boston, Massachusetts 02106. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in
         Item 28 hereof.

ITEM 31.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 32.  UNDERTAKINGS

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland, and State of Maine on the 8th day of June, 1998.

                                            FORUM FUNDS


                                            By:      /s/ John Y. Keffer
                                            ____________________________________
                                                      John Y. Keffer, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons on the 8th day of June, 1998.

         Signatures                                                 Title
         ----------                                                 -----
(a)      Principal Executive Officer

               /s/ John Y. Keffer                                   President
               ___________________________________                  and Chairman
               John Y. Keffer

(b)      Principal Financial and Accounting Officer

               /s/ Sara M. Morris                                   Treasurer
               ___________________________________
              Sara M. Morris

(c)      A majority of the Trustees

               /s/ John Y. Keffer                                   Trustee
               ___________________________________
               John Y. Keffer

               James C. Cheng*                                      Trustee
               J. Michael Parish*                                   Trustee
               Costas Azariadis*                                    Trustee

               By:      /s/ John Y. Keffer
                        ________________________________
                        John Y. Keffer
                        Attorney in Fact*

                                INDEX TO EXHIBITS



Exhibit
-------

           (5)(h) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc.